Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Summary of Investments in Other Entities	As of December 31, 2022 and 2021 the investment in other entities is comprised of the following:

	2022	2021
Investment in Associates and Joint Ventures	Ps. 8,452	Ps. 7,494

Summary of Associates and Joint Ventures
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2022	2021	2022	2021
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. —
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	189	183
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	752	699
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	578	18

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,632	3,348
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	29.3%	28.8%	2,267	2,128
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	24.7%	388	404
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	157	178
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	100	102
Trop Frutas do Brasil, LTDA (1)	Beverages	Brazil	23.9%	23.6%	13	55
Alimentos de Soja S.A.U. (1)	Beverages	Argentina	10.7%	10.7%	282	263
Others	Various	Various	Various	Various	94	116
					Ps. 8,452	Ps. 7,494
Accounting method: (1)The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.